UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.8%
	Shares	Value
Argentina — 0.6%
Ternium ADR	356,805	$9,491,013

Bermuda — 0.0%
Sihuan Pharmaceutical Holdings Group	736,000	451,195

Brazil — 8.4%
Banco do Brasil	1,643,600	20,074,559
Banco Santander Brasil ADR	493,199	3,314,297
CETIP – Mercados Organizados	762,100	10,749,179
Cia de Saneamento Basico do Estado de Sao Paulo	275,363	2,451,717
Cia de Saneamento de Minas Gerais-COPASA	115,100	1,890,811
Cia Energetica de Minas Gerais ADR	413,702	3,400,630
Cosan	703,144	8,486,948
EcoRodovias Infraestrutura e Logistica	190,400	1,139,673
EDP – Energias do Brasil	372,700	1,757,748
Embraer ADR	196,960	7,492,358
Embratel Participacoes	794	6
Estacio Participacoes	128,500	1,594,391
Fibria Celulose *	479,800	4,739,314
FII BTG Pactual Corporate Office Fund ‡	6,995	373,066
Gafisa *	396,300	581,677
JBS	1,313,507	4,869,022
Kroton Educacional	677,100	18,044,062
Light	413,500	3,889,406
Magazine Luiza *	180,300	709,677
Marfrig Global Foods *	759,400	2,209,164
Multiplus	20,500	300,441
Porto Seguro	550,300	7,611,422
Qualicorp *	298,200	3,477,850
Sao Martinho	41,300	666,989
Seara Alimentos * (A)	911	2
Ser Educacional	26,500	283,952
Telefonica Brasil ADR	246,847	4,973,967
Tim Participacoes	1,524,100	8,101,662
Tim Participacoes ADR	15,710	418,200
Via Varejo *	202,900	2,125,811

		125,728,001

Chile — 0.7%
Enersis ADR	635,171	10,708,983

China — 13.3%
Agricultural Bank of China	28,995,000	14,046,648
Angang Steel	444,000	328,807
Anhui Conch Cement	799,000	2,989,307
Bank of China	71,505,000	34,171,447
Bank of Communications	452,000	346,325
Bitauto Holdings ADR *	18,834	1,023,816
BYD Electronic International	348,500	255,933

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — continued
China Citic Bank	20,063,000	$13,284,121
China Communications Construction	414,000	313,315
China Construction Bank	31,758,000	24,298,684
China Merchants Bank	3,022,500	6,108,302
China Petroleum & Chemical	24,681,800	24,163,594
China Railway Construction	1,502,000	1,439,636
China Shenhua Energy	138,500	407,248
China Sports International *	670,000	18,557
China Telecom	21,146,000	11,918,818
Chongqing Rural Commercial Bank	3,546,000	1,753,884
Huadian Power International	2,112,000	1,302,188
Huaneng Power International	7,052,000	7,828,045
Industrial & Commercial Bank of China	7,527,000	5,133,546
Jiangling Motors	56,800	229,530
Jiangsu Future Land (A)	561,100	284,478
New Oriental Education & Technology Group ADR	475,419	9,294,442
Perfect World ADR	131,569	2,556,386
PetroChina	3,680,000	4,769,540
Phoenix New Media ADR *	27,458	276,776
Qingling Motors	508,000	152,727
Semiconductor Manufacturing International *	4,278,000	393,434
Shanghai Electric Group	718,000	318,553
Shanghai Friendship Group	188,470	232,760
Shanghai Mechanical and Electrical Industry	268,300	467,379
SinoMedia Holding	290,000	221,147
Sinotrans	961,000	595,178
SOHO China	709,000	596,041
TAL Education Group ADR *	129,047	3,800,434
Tencent Holdings	433,900	7,046,432
Vipshop Holdings ADR *	30,319	6,231,767
Weiqiao Textile	992,000	526,726
WuXi PharmaTech Cayman ADR *	241,223	7,432,081
Xinhua Winshare Publishing and Media	433,000	367,070
Xinyuan Real Estate ADR	24,178	93,811
YY ADR *	33,827	2,615,504

		199,634,417

Czech Republic — 0.0%
CEZ	13,526	382,830

Egypt — 0.3%
Commercial International Bank Egypt SAE	335,463	1,972,598
Ezz Steel *	408,960	968,914
Talaat Moustafa Group	521,702	687,329
Telecom Egypt	282,406	527,457

		4,156,298

Hong Kong — 1.1%
Chaoda Modern Agriculture Holdings ADR *	6,346	6,409
China Mobile	103,000	1,125,445
China Ocean Resources	71,580	82,800

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — continued
China Power International Development	2,114,000	$886,421
China Resources Cement Holdings	1,072,000	774,109
China South City Holdings	574,000	288,370
China Unicom Hong Kong	4,600,000	8,035,749
Geely Automobile Holdings	5,580,000	2,243,529
GOME Electrical Appliances Holding	8,140,000	1,373,955
Ju Teng International Holdings	424,000	283,293
Lenovo Group	454,000	619,295
New World China Land	492,000	294,007
Tonly Electronics Holdings	71,000	55,732

		16,069,114

India — 8.5%
Aban Offshore	43,698	552,033
Amtek Auto	317,050	1,343,349
Andhra Bank *	216,224	292,031
Apollo Tyres	2,386,085	6,828,149
Aptech	68,832	103,171
Arvind *	239,901	906,578
Aurobindo Pharma	726,093	8,496,856
Bharat Forge	88,264	1,048,796
Bharat Petroleum	33,327	317,439
Biocon	102,850	794,073
Cairn India	1,644,134	8,539,542
Canara Bank	501,508	3,267,829
Ceat	63,505	544,224
Dishman Pharmaceuticals & Chemicals	58,387	137,936
Geometric	101,511	237,579
Gitanjali Gems	38,150	44,438
Havells India *	22,891	451,095
HCL Technologies	868,951	22,282,854
Hexaware Technologies	631,474	1,472,384
Hindustan Petroleum *	95,495	626,604
Indiabulls Real Estate	230,879	297,222
Indraprastha Gas	230,706	1,413,565
Infosys ADR	106,445	5,835,315
Jammu & Kashmir Bank	10,701	281,772
JK Tyre & Industries *	54,572	277,596
Karnataka Bank	373,234	778,890
Lupin	319,703	6,231,597
Maruti Suzuki India	12,690	526,517
MAX India	47,303	238,967
Mindtree	56,584	979,654
Motherson Sumi Systems *	54,496	326,788
MRF	9,295	3,575,185
NCC *	251,500	302,017
Oriental Bank of Commerce	56,137	254,912
Reliance Infrastructure *	20,801	252,579
Rural Electrification	101,627	509,101
Sasken Communications Technologies	175,093	894,590
Sintex Industries *	183,266	255,563

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — continued
SRF	40,927	$398,940
Strides Arcolab *	2,000	21,815
Syndicate Bank	550,011	1,292,516
Tata Communications	54,921	335,646
Tata Elxsi	108,901	1,058,781
Tata Motors	2,472,768	18,098,117
Tata Motors ADR	46,279	1,819,690
Tata Sponge Iron	33,199	484,443
Tata Steel *	480,422	4,362,687
TVS Motor	367,106	889,255
Uflex	139,860	286,195
UPL *	626,193	3,389,242
Voltas	109,208	345,005
Wipro	1,188,883	10,627,200
WNS Holdings ADR *	80,743	1,626,972

		126,555,294

Indonesia — 1.2%
Adhi Karya Persero	2,336,400	620,604
Agung Podomoro Land	5,873,000	167,332
Bank Negara Indonesia Persero	6,464,100	2,799,911
Bank Rakyat Indonesia	90,000	86,325
Darma Henwa *	6,998,260	30,224
Elnusa	5,914,000	340,063
Gajah Tunggal	2,750,778	427,182
Indofood Sukses Makmur	2,179,600	1,311,993
Lippo Cikarang *	339,500	232,843
Matahari Department Store	477,700	594,325
Multipolar *	4,964,500	317,443
Pakuwon Jati	8,256,000	295,584
Perusahaan Perkebunan London Sumatra Indonesia	5,841,100	1,046,092
Surya Semesta Internusa	8,109,000	503,967
Telekomunikasi Indonesia ADR	79,449	3,568,055
Telekomunikasi Indonesia Persero	19,835,000	4,506,018
United Tractors	289,700	568,158

		17,416,119

Malaysia — 3.3%
AMMB Holdings	796,700	1,725,571
British American Tobacco	22,400	492,651
DRB-Hicom	998,600	697,835
IJM	380,700	796,130
Malayan Banking	2,440,000	7,526,492
Puncak Niaga Holdings *	100,000	103,813
RHB Capital	143,200	404,930
Telekom Malaysia	3,821,400	7,446,554
Tenaga Nasional	7,665,100	29,749,260

		48,943,236

Mexico — 4.9%
Alfa, Ser A	4,157,065	11,351,743
America Movil, Ser L	3,769,525	4,451,005

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Mexico — continued
America Movil ADR, Ser L	1,520,829	$35,845,939
Axtel *	762,000	259,380
Bio Pappel *	85,383	168,506
Controladora Comercial Mexicana	73,928	272,001
Empresas ICA *	928,652	1,646,566
Gruma *	649,232	7,125,837
Grupo Aeroportuario del Pacifico	697,864	4,696,593
Grupo Aeroportuario del Pacifico ADR	13,336	897,780
Grupo Financiero Inbursa	375,327	1,146,990
Grupo Financiero Interacciones	168,034	1,220,217
Grupo Simec *	102,318	489,222
OHL Mexico *	1,353,187	3,934,683
TF Administradora Industrial S de RL ‡	126,130	283,172

		73,789,634

Panama — 0.1%
Avianca Holdings ADR	77,726	1,262,270

Peru — 0.1%
Credicorp	9,069	1,341,486

Philippines — 0.1%
Globe Telecom	6,955	277,286
Lopez Holdings	35,800	4,324
Universal Robina	323,270	1,197,546
Vista Land & Lifescapes	2,465,500	332,056

		1,811,212

Poland — 1.4%
Asseco Poland	21,098	280,656
Energa	262,898	1,696,035
Grupa Lotos *	116,387	1,350,124
Orange Polska	95,295	314,691
PGE	601,318	4,000,571
Polski Koncern Naftowy Orlen	821,145	9,695,579
Tauron Polska Energia	2,327,921	3,779,060

		21,116,716

Russia — 2.8%
MMC Norilsk Nickel ADR	158,438	3,098,446
OAO Gazprom ADR	3,752,514	27,380,954
Sistema GDR	303,923	7,506,408
Surgutneftegas ADR	96,347	667,211
Tatneft ADR	65,869	2,341,235
X5 Retail Group GDR *	16,289	312,636

		41,306,890

South Africa — 5.4%
Barloworld	25,582	242,608
Coronation Fund Managers	34,133	311,485
FirstRand	3,410,215	13,710,507
Imperial Holdings	122,171	2,249,973

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — continued
Liberty Holdings	254,071	$3,065,178
MMI Holdings	2,531,777	6,116,563
Mondi	110,107	1,936,370
Murray & Roberts Holdings *	102,526	238,592
Netcare	107,468	308,542
Sanlam	678,532	3,848,703
Sappi *	202,541	765,593
Sasol	463,049	26,710,216
Sibanye Gold	490,856	1,164,271
Standard Bank Group	287,566	3,869,048
Steinhoff International Holdings	2,560,294	12,789,740
Telkom	660,239	3,048,171

		80,375,560

South Korea — 19.9%
AtlasBX	249,908	9,995,955
CJ	101,167	14,263,705
CKH Food & Health *	80,755	289,372
Coway	4,460	384,445
Daou Data	15,940	76,207
Daou Technology	39,180	421,482
Dongbu Insurance	7,309	413,824
Dongyang E&P	15,443	212,702
Ecoplastic	228,571	593,334
Hana Financial Group	450,438	18,140,407
Hanil E-Wha (A)	173,830	3,576,888
Hanwha	283,370	8,031,649
Hite Holdings	14,760	181,349
Husteel	22,760	410,647
Hyundai Hy Communications & Networks	50,240	227,896
Hyundai Motor	98,906	23,413,928
INTOPS	8,242	146,668
Kia Motors	475,025	27,886,694
KJB Financial Group *	73,664	874,353
KNB Financial Group *	112,520	1,516,178
Kolon	17,227	521,100
Korea District Heating	2,802	204,678
KT	498,500	16,080,018
Ktis	65,330	256,831
LG Display *	603,090	19,798,061
LG Electronics	19,363	1,434,460
LG Innotek *	2,741	331,908
LG Uplus	143,340	1,318,283
LIG Insurance	31,920	909,538
Lotte Food	387	279,310
NEOWIZ HOLDINGS *	6,358	88,593
Samsung Electronics	62,769	81,236,545
Seah Besteel	9,742	337,381
SK Holdings	75,349	12,762,325
SK Hynix	559,813	24,357,221
SK Telecom	45,919	11,787,496

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — continued
Sungwoo Hitech	27,695	$385,328
Taekwang Industrial	36	48,741
Taeyoung Engineering & Construction	67,270	374,080
TS	17,738	565,848
Woori Finance Holdings	957,501	12,901,469
Youngone Holdings	12,776	970,590

		298,007,487

Taiwan — 11.8%
Accton Technology	450,000	270,486
Advanced Semiconductor Engineering	1,928,000	2,289,679
Ardentec *	314,000	267,556
AU Optronics	8,811,000	3,970,439
Career Technology MFG.	352,000	466,842
Charoen Pokphand Enterprise *	228,000	214,093
Cheng Loong	1,863,680	770,457
Cheng Uei Precision Industry	655,000	1,219,331
Chimei Materials Technology	123,000	146,266
ChipMOS Technologies	225,000	310,419
ChipMOS Technologies Bermuda	10,263	241,386
Coretronic	919,000	1,090,126
Elite Advanced Laser	102,000	428,003
Elitegroup Computer Systems	398,040	280,266
Feng TAY Enterprise	106,734	305,509
FSP Technology	217,357	218,582
Fubon Financial Holding	15,057,520	23,637,564
Gintech Energy *	361,000	328,355
Global Brands Manufacture	389,643	138,353
Hannstar Board	509,234	218,734
Hon Hai Precision Industry	11,342,600	38,867,560
Ichia Technologies	197,000	295,346
Innolux	23,256,000	10,973,255
Inotera Memories *	2,941,000	5,026,230
Integrated Service Technology *	63,000	177,454
Inventec	7,817,851	6,949,759
ITE Technology	220,000	259,533
King Yuan Electronics	2,127,000	1,742,151
King’s Town Bank	907,000	917,399
Lingsen Precision Industries	448,000	266,992
Lite-On Technology	5,518,184	9,258,179
Mercuries & Associates	1,190,138	793,553
Micro-Star International	993,000	1,521,629
Mirle Automation	259,000	249,670
Pegatron	8,651,343	16,393,713
Pou Chen	8,669,270	9,690,377
P-Two Industries	49,000	23,735
Radium Life Tech	602,000	432,715
Shihlin Development	148,800	91,118
Shinkong Synthetic Fibers	649,000	240,139
Sigurd Microelectronics	390,000	414,825
Silicon Motion Technology ADR	29,982	691,385

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — continued
Siliconware Precision Industries	407,000	$555,508
SinoPac Financial Holdings	5,062,973	2,374,304
Taichung Commercial Bank	669,240	242,303
Taishin Financial Holding	8,846,094	4,721,058
Taiwan PCB Techvest	455,000	647,470
Taiwan Semiconductor	454,000	535,478
Taiwan Semiconductor Manufacturing	189,000	757,754
Taiwan Semiconductor Manufacturing ADR	180,861	3,617,220
Taiwan Surface Mounting Technology	616,980	900,832
Taiwan Union Technology	395,000	375,860
Tatung *	3,520,000	1,154,730
TYC Brother Industrial	179,162	117,441
United Integrated Services	256,000	243,468
United Microelectronics	25,149,000	11,600,668
Vanguard International Semiconductor	975,000	1,395,229
Winbond Electronics *	13,969,000	5,033,037
Yageo	1,407,700	949,716

		177,311,239

Thailand — 4.1%
Advanced Info Service NVDR	1,003,900	6,457,381
Bangchak Petroleum NVDR	2,550,300	2,266,267
Bangkok Bank	803,000	4,857,412
Bangkok Bank NVDR	193,500	1,170,497
Bangkok Expressway	166,400	192,415
Delta Electronics Thailand NVDR	169,700	326,275
Kasikornbank NVDR	44,300	286,683
Krung Thai Bank	5,257,400	3,492,427
Krung Thai Bank NVDR	7,003,700	4,652,473
PTT Exploration & Production NVDR	210,800	1,062,008
PTT Global Chemical NVDR	3,825,100	7,794,315
PTT NVDR	1,180,100	11,687,881
Ratchaburi Electricity Generating Holding NVDR	131,200	220,911
Thanachart Capital	3,005,900	3,300,586
Thanachart Capital NVDR	2,550,300	2,800,321
Tisco Financial Group NVDR	121,200	155,911
Total Access Communication NVDR	2,913,000	9,306,181
TPI Polene NVDR	710,600	319,153
TPI Polene	3,208,900	1,441,219

		61,790,316

Turkey — 3.8%
Advansa Sasa Polyester Sanayi *	490,062	287,799
Aksa Akrilik Kimya Sanayii	424,858	1,524,947
Alarko Gayrimenkul Yatirim Ortakligi ‡	66,476	654,091
Alarko Holding	125,921	276,762
Bagfas Bandirma Gubre Fabrik	12,915	315,856
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	2,101,524	2,723,217
Eregli Demir ve Celik Fabrikalari	9,481,275	19,991,557
Goodyear Lastikleri	8,061	317,931
Gubre Fabrikalari	150,897	310,019

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
Turkey — continued
Ipek Matbacilik Sanayi Ve Ticaret *	302,419	$351,851
Is Yatirim Menkul Degerler	92,770	54,589
Kiler Gayrimenkul Yatirim Ortakligi ‡ *	425,158	231,591
Koza Anadolu Metal Madencilik Isletmeleri *	834,501	983,174
Pinar Entegre Et ve Un Sanayi	36,787	155,883
Soda Sanayii	137,867	244,716
Turk Sise ve Cam Fabrikalari	4,547,961	6,610,874
Turkiye Is Bankasi	5,107,889	14,251,773
Turkiye Vakiflar Bankasi Tao	2,680,736	6,296,663
Vestel Elektronik Sanayi ve Ticaret *	400,917	718,632

		56,301,925

TOTAL COMMON STOCK (Cost $1,127,252,079)		1,373,951,235

PREFERRED STOCK — 6.5%
Brazil — 6.5%
Braskem, Ser A	596,410	3,688,213
Centrais Eletricas Brasileiras	54,500	261,360
Cia Brasileira de Distribuicao	424,901	20,524,474
Cia Energetica de Minas Gerais	2,264,616	18,496,236
Cia Energetica de Sao Paulo	406,100	5,160,490
Cia Energetica do Ceara	16,702	255,600
Cia Paranaense de Energia, Ser B	303,800	4,708,147
Eletropaulo Metropolitana Eletricidade de Sao Paulo	178,300	822,046
Embratel Participacoes	60	1
Gerdau	592,500	3,483,835
Investimentos Itau	2,410,060	10,081,088
Metalurgica Gerdau	707,400	5,001,298
Petroleo Brasileiro	758,800	6,414,891
San Carlos Empreendimentos e Participacoes * (A)	455	—
Telefonica Brasil	566,000	11,386,111
Usinas Siderurgicas de Minas Gerais, Ser A *	1,807,900	6,446,683

TOTAL PREFERRED STOCK (Cost $104,630,733)		96,730,473

RIGHTS — 0.0%
Taiwan — 0.0%
Innolux Display, Expires 08/04/14 * (Cost $—)	1,452,885	87,204

SHORT-TERM INVESTMENT — 1.0%
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $14,492,984)	14,492,984	14,492,984

TOTAL INVESTMENTS — 99.3% (Cost $1,246,375,796)†		$1,485,261,896

Percentages are based on Net Assets of $1,495,683,416.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2014
(Unaudited)

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2014, was $3,861,368 and represented 0.3% of net assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2014.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,246,375,796, and the unrealized appreciation and depreciation were $291,462,672 and $(52,576,572), respectively.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Ser – Series

The summary of inputs used to value the Portfolio’s net assets as of July 31, 2014 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$9,491,013	$—	$—		$9,491,013
Bermuda	—	451,195	—		451,195
Brazil	125,727,999	—	2		125,728,001
Chile	10,708,983	—	—		10,708,983
China	34,544,953	164,804,986	284,478		199,634,417
Czech Republic	—	382,830	—		382,830
Egypt	1,656,243	2,500,055	—		4,156,298
Hong Kong	6,409	16,062,705	—		16,069,114
India	9,680,917	116,874,377	—		126,555,294
Indonesia	3,598,279	13,817,840	—		17,416,119
Malaysia	—	48,943,236	—		48,943,236
Mexico	73,789,634	—	—		73,789,634
Panama	1,262,270	—	—		1,262,270
Peru	1,341,486	—	—		1,341,486
Philippines	—	1,811,212	—		1,811,212
Poland	1,696,035	19,420,681	—		21,116,716
Russia	—	41,306,890	—		41,306,890
South Africa	—	80,375,560	—		80,375,560
South Korea	2,390,531	292,040,068	3,576,888		298,007,487
Taiwan	4,549,991	172,761,248	—		177,311,239
Thailand	—	61,790,316	—		61,790,316
Turkey	155,883	56,146,042	—		56,301,925

Total Common Stock	280,600,626	1,089,489,241	3,861,368		1,373,951,235
Preferred Stock	96,730,473	—	—	^	96,730,473
Rights	87,204	—	—		87,204
Short-Term Investment	14,492,984	—	—		14,492,984

Total Investments in Securities	$391,911,287	$1,089,489,241	$3,861,368		$1,485,261,896

Amounts designated as “—” are either $0 or have been rounded to $0.

†A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^Represents security labeled as Level 3 in which the market value is $0 or has been rounded to $0.

For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1500

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 93.5%
	Face Amount (000)(1)		Value
Argentina — 0.5%
Argentine Republic Government International Bond 8.750%, 06/02/17		240	$212,160

Brazil — 9.2%
Brazil Notas do Tesouro Nacional 6.000%, 08/15/30		410	442,617
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/21	BRL	3,017	1,228,800
10.000%, 01/01/23	BRL	5,888	2,357,740
10.000%, 01/01/25	BRL	385	151,168

			4,180,325

Colombia — 5.3%
Colombia Government International Bond 9.850%, 06/28/27	COP	645,000	443,382
Colombian TES 10.000%, 07/24/24	COP	708,000	466,080
7.250%, 06/15/16	COP	1,250,000	689,232
6.000%, 04/28/28	COP	821,200	395,520
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/23 (A)	COP	864,000	427,363

			2,421,577

Costa Rica — 1.1%
Republic of Costa Rica 7.000%, 04/04/44 (A)		465	488,250

Dominican Republic — 3.3%
Dominican Republic International Bond 16.000%, 07/10/20 (A)	DOP	4,600	134,261
15.950%, 06/04/21 (A)	DOP	16,500	490,352
15.000%, 04/05/19 (A)	DOP	17,300	475,584
14.500%, 02/10/23 (A)	DOP	6,700	187,603
14.000%, 02/06/15 (A)	DOP	8,000	188,650

			1,476,450

Ecuador — 1.3%
Ecuador Government International Bond 7.950%, 06/20/24 (A)		555	574,132

Ghana — 1.9%
Ghana Government Bond 8.500%, 10/04/17 (A)		840	884,100

Grenada — 0.3%
Grenada Government International Bond 6.000%, 09/15/25 (A) (B)		375	123,750

Hungary — 1.8%
Hungary Government Bond 6.750%, 10/22/28	HUF	88,370	434,715
6.000%, 11/24/23	HUF	84,220	396,372

			831,087

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2014
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Indonesia — 8.2%
Indonesia Treasury Bond 11.000%, 11/15/20	IDR	6,250,000	$622,976
11.000%, 09/15/25	IDR	954,000	98,469
10.250%, 07/15/22	IDR	2,600,000	252,220
10.000%, 02/15/28	IDR	5,033,000	486,454
9.500%, 05/15/41	IDR	680,000	62,473
8.375%, 03/15/24	IDR	8,182,000	723,648
8.375%, 03/15/34	IDR	9,105,000	765,599
6.625%, 05/15/33	IDR	9,922,000	696,318

			3,708,157

Kenya — 1.1%
Kenya Government Bond 11.553%, 12/21/15	KES	25,500	293,171
10.803%, 03/21/16	KES	18,500	207,665

			500,836

Malaysia — 7.5%
Malaysia Government Bond 4.935%, 09/30/43	MYR	1,350	440,602
4.498%, 04/15/30	MYR	2,590	836,365
3.654%, 10/31/19		6,175	1,928,818
3.480%, 03/15/23	MYR	715	217,198

			3,422,983

Mexico — 5.6%
America Movil 6.450%, 12/05/22	MXN	5,780	428,364
Mexican Bonos 8.500%, 05/31/29	MXN	1,890	172,178
8.500%, 11/18/38	MXN	9,045	820,462
Mexican Udibonos 4.500%, 11/22/35	MXN	2,465	222,718
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXN	11,130	903,434

			2,547,156

Mozambique — 1.0%
EMATUM Via Mozambique EMATUM Finance 2020 6.305%, 09/11/20		445	448,222

Nigeria — 1.7%
Nigeria Government Bond 13.050%, 08/16/16	NGN	119,710	763,867

Peru — 1.0%
Peru Government Bond 6.850%, 02/12/42	PEN	1,210	445,320

Philippines — 0.5%
Philippine Government International Bond 6.250%, 01/14/36	PHP	10,000	250,115

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2014
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Poland — 2.8%
Poland Government Bond 5.750%, 04/25/29	PLN	1,190	$465,657
2.750%, 08/25/23	PLN	1,945	784,872

			1,250,529

Russia — 10.0%
RusHydro JSC via RusHydro Finance MTN 7.875%, 10/28/15	RUB	37,400	1,019,051
Russian Federal Bond – OFZ 8.150%, 02/03/27	RUB	43,930	1,136,097
7.500%, 02/27/19	RUB	39,330	1,030,894
7.050%, 01/19/28	RUB	26,500	618,192
7.000%, 08/16/23	RUB	6,465	156,790
VTB Bank via VTB Eurasia 9.500%, 12/31/49 (A)		250	235,675

			4,196,699

Serbia — 1.7%
Serbia Treasury Bonds 10.000%, 04/04/15	RSD	28,750	333,418
10.000%, 10/17/16	RSD	13,910	161,314
10.000%, 01/24/18	RSD	24,150	267,632
10.000%, 03/20/21	RSD	30,330	321,305

			1,083,669

South Africa — 8.4%
South Africa Government Bond 10.500%, 12/21/26	ZAR	7,617	828,962
8.750%, 02/28/48	ZAR	11,505	1,035,257
7.750%, 02/28/23	ZAR	3,780	345,266
7.250%, 01/15/20	ZAR	4,765	436,009
7.000%, 02/28/31	ZAR	10,835	856,130
6.250%, 03/31/36	ZAR	4,370	303,748

			3,805,372

Supra-National — 1.5%
International Finance MTN 7.800%, 06/03/19	INR	22,180	370,140
7.750%, 12/03/16	INR	19,630	327,377

			697,517

Tanzania — 1.4%
United Republic of Tanzania 6.332%, 03/09/20 (C)		610	654,225

Thailand — 2.3%
Thailand Government Bond 3.775%, 06/25/32	THB	4,250	129,301
3.625%, 05/22/15	THB	14,155	445,985
1.250%, 03/12/28	THB	15,940	470,664

			1,045,950

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2014
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)/ Number of Warrants		Value
Turkey — 7.1%
Turkey Government Bond 9.500%, 01/12/22	TRY	1,665	$811,210
7.100%, 03/08/23	TRY	2,135	894,731
4.000%, 04/01/20		1,445	1,038,217
3.500%, 02/20/19		860	455,991

			3,200,149

Uganda — 1.0%
Republic of Uganda Government Bond 14.625%, 11/01/18	UGX	330,900	130,166
13.750%, 07/11/19	UGX	420,000	160,843
11.000%, 01/21/21	UGX	245,000	82,524
10.750%, 05/31/18		200,000	69,513

			443,046

Uruguay — 1.8%
Uruguay Letras De Regulacion Monetaria En UI 5.481%, 03/03/16 (D)	UYU	3,768	149,083
Uruguay Notas del Tesoro 11.000%, 03/21/17	UYU	4,350	169,448
10.500%, 03/21/15	UYU	5,780	241,918
Uruguay Treasury Bills 14.798%, 08/20/15 (D)	UYU	2,170	80,987
14.483%, 11/07/14 (D)	UYU	3,800	157,891

			799,327

Venezuela — 1.4%
Petroleos de Venezuela 5.250%, 04/12/17		260	219,050
5.000%, 10/28/15		231	216,851
Venezuela Government International Bond 12.750%, 08/23/22		220	223,300

			659,201

Zambia — 2.8%
Republic of Zambia Treasury Bills 18.644%, 06/15/15 (D)	ZMK	2,660	358,926
16.357%, 05/18/15 (D)	ZMK	1,900	265,298
Zambia Government Bond 15.000%, 08/15/23	ZMK	320	38,685
14.000%, 08/16/18	ZMK	290	39,414
13.000%, 09/01/22	ZMK	2,800	327,688
11.000%, 09/02/17	ZMK	1,765	228,951

			1,258,962

TOTAL GLOBAL BONDS (Cost $43,678,674)			42,373,133

WARRANTS — 0.8%
Central Bank of Nigeria, Expires 11/15/20 *		1,250	187,500
Venezuela Government International Bond, Expires 04/15/20 *		7,000	154,000

TOTAL WARRANTS (Cost $456,000)			341,500

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2014
(Unaudited)

SHORT-TERM INVESTMENT — 6.3%
	Shares	Value
Reich & Tang Daily Money Market Fund, Institutional Class, 0.040% (E) (Cost $2,854,591)	2,854,591	$2,854,591

TOTAL INVESTMENTS — 100.6% (Cost $46,989,265)†		$45,569,224

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

Maturity Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
8/6/14	USD	695,965	CLP	(389,310,000)	$(680,102)	$15,863
8/6/14-11/4/14	USD	1,474,029	COP	(2,826,500,000)	(1,498,767)	(24,738)
9/18/14-9/30/14	USD	311,175	CRC	(177,918,000)	(325,514)	(14,339)
6/11/15	CZK	27,500,000	EUR	(1,005,374)	1,336,926	(11,647)
9/29/14	HUF	52,360,000	EUR	(169,846)	222,829	(4,647)
9/2/14	PLN	853,000	EUR	(204,782)	272,778	(1,463)
8/27/14	RON	2,020,522	EUR	(456,306)	610,255	(812)
10/16/14	USD	292,776	EUR	(215,000)	(287,972)	4,804
8/6/14	USD	1,164,252	HUF	(259,680,000)	(1,107,549)	56,703
8/19/14-9/2/14	USD	1,029,638	IDR	(12,005,150,000)	(1,031,794)	(2,156)
9/18/14	USD	1,126,985	ILS	(3,897,000)	(1,137,974)	(10,989)
8/5/14-11/5/14	USD	1,839,232	INR	(113,367,450)	(1,849,939)	(10,707)
8/29/14	USD	1,574,363	MXN	(20,793,000)	(1,569,344)	5,019
9/29/14	USD	643,240	NGN	(108,000,000)	(658,411)	(15,171)
9/5/14-12/9/14	USD	2,201,403	PEI	(6,329,150)	(2,239,318)	(37,915)
9/22/14	USD	406,969	PHP	(17,811,000)	(409,093)	(2,124)
8/27/14	EUR	206,742	RON	(920,000)	276,860	(1,006)
8/13/14-9/17/14	USD	2,921,582	RUB	(104,996,920)	(2,914,017)	7,565
10/17/14	USD	1,979,471	THB	(63,946,000)	(1,984,114)	(4,643)
9/5/14	USD	398,321	TRY	(854,000)	(395,308)	3,013
10/24/14	BRL	620,000	USD	(272,551)	266,695	(5,856)
8/6/14	CLP	420,000,000	USD	(752,284)	733,716	(18,568)
8/12/14-3/26/15	CNH	8,591,280	USD	(1,373,039)	1,374,052	1,013
8/6/14	COP	3,777,199,000	USD	(2,022,279)	2,011,241	(11,038)
9/18/14-4/6/15	CRC	372,687,000	USD	(655,000)	667,557	12,557
1/15/15-3/9/15	EGP	3,450,000	USD	(461,661)	462,845	1,184
8/6/14	HUF	561,100,000	USD	(2,515,126)	2,393,123	(122,003)
8/19/14-9/2/14	IDR	14,033,600,000	USD	(1,165,430)	1,205,938	40,508
8/5/14-7/2/15	INR	99,469,000	USD	(1,574,873)	1,601,477	26,604
10/22/14	KRW	1,190,000,000	USD	(1,151,594)	1,153,092	1,498
8/19/14	KZT	85,050,000	USD	(450,000)	462,666	12,666
8/29/14	MXN	46,447,000	USD	(3,574,085)	3,505,571	(68,514)
10/31/14	MYR	3,885,000	USD	(1,219,206)	1,206,515	(12,691)
9/29/14-4/3/15	NGN	189,654,000	USD	(1,060,527)	1,134,127	73,600
9/5/14-12/9/14	PEI	7,145,770	USD	(2,506,331)	2,527,975	21,644
9/22/14	PHP	45,755,000	USD	(1,049,461)	1,050,927	1,466
8/27/14	PLN	9,031,551	USD	(2,944,031)	2,889,317	(54,714)
8/8/14	RON	1,916,000	USD	(596,889)	579,240	(17,649)
8/13/14-9/17/14	RUB	77,259,920	USD	(2,204,384)	2,147,286	(57,098)
10/17/14	THB	128,540,000	USD	(4,003,179)	3,988,335	(14,844)
9/5/14	TRY	3,605,000	USD	(1,666,376)	1,668,716	2,340
4/28/15	UAH	12,195,000	USD	(893,407)	887,225	(6,182)
8/21/14	UGX	1,225,000,000	USD	(467,201)	465,633	(1,568)
9/18/14-3/27/15	ZAR	21,599,709	USD	(1,916,145)	1,953,561	37,416
8/29/14	USD	1,291,492	ZAR	(13,750,000)	(1,276,022)	15,470

						$(192,149)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2014
(Unaudited)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Citigroup	$7,152,894	$(7,052,741)	$100,153
Brown Brothers Harriman	5,831,039	(5,906,635)	(75,596)
State Street	25,504,095	(25,576,601)	(72,506)
UBS	19,919,344	(20,063,544)	(144,200)

			$(192,149)

For the period ended July 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Currency Legend

ARS	Argentine Peso	IDR	Indonesia Rupiah	RON	Romanian Leu
BRL	Brazilian Real	INR	Indian Rupee	RSD	Serbian Dinar
CLP	Chilean Peso	KES	Kenyan Shilling	RUB	Russian Ruble
CNH	Chinese Offshore Yuan Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	KZT	Kazakhstan Tenge	TRY	Turkish Lira
CRC	Costa Rican Colon	MXN	Mexican Peso	UAH	Ukraine Hryvnia
CZK	Czech Koruna	MYR	Malaysian Ringgit	UGX	Ugandan Shilling
DOP	Dominican Peso	NGN	Nigerian Naira	USD	U.S. Dollar
EGP	Egyption Pound	PEI	Peruvian Inca	UYU	Uruguayan Peso
EUR	Euro Dollar	PEN	Peruvian Nuevo Sol	ZAR	South African Rand
GHS	Ghana Cedi	PHP	Philippine Peso	ZMK	Zambian Kwacha
HUF	Hungarian Forint	PLN	Polish Zloty

Percentages are based on Net Assets of $45,312,949.

(1)	In U.S dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2014.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	The rate reported is the 7-day effective yield as of July 31, 2014.

*	Non-income producing security.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $46,989,265, and the unrealized appreciation and depreciation were $708,097 and $(2,128,138), respectively.

MTN – Medium Term Note

Ser – Series

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2014
(Unaudited)

The summary of inputs used to value the Fund’s net assets as of July 31, 2014 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$41,144,395	$1,228,738	$42,373,133
Warrants	—	341,500	—	341,500
Short-Term Investment	2,854,591	—	—	2,854,591

Total Investments in Securities	$2,854,591	$41,485,895	$1,228,738	$45,569,224

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts – Appreciation*	$—	$340,933	$—	$340,933
Forward Contracts – Depreciation*	—	(533,082)	—	(533,082)

Total Other Financial Instruments	$—	$(192,149)	$—	$(192,149)

*Forward contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Global Bonds
Beginning balance as of November 1, 2013	$—
Accrued discounts/premiums	16,121
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(2,225)
Net purchases/sales	1,214,842
Net transfer in and/or out of Level 3	—

Ending balance as of July 31, 2014	$1,228,738

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2014, there were transfers between Level 2 and Level 3 assets and liabilities. Transfers between levels, if any, are considered to have occurred at the end of the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

ACA-QH-003-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014